Financial instruments - additional disclosures (Details 2) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 37,491	$ 43,022
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Interest bearning accounts of associates payable on demand [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,814	2,085
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Bank and other financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	899	976
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Commercial paper [member]
Disclosure of financial liabilities [line items]
Financial liabilities	893	4,258
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Straight bonds [member]
Disclosure of financial liabilities [line items]
Financial liabilities	25,296	28,298
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Liabilities to banks and other financial institutions [member]
Disclosure of financial liabilities [line items]
Financial liabilities	227	233
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,553	5,403
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Commitment for repurchase of own shares [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,809	1,769
Financial liabilities at amortised cost, class [member] | Other financial liabilities, category [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,896	2,005
Financial liabilities at amortised cost, class [member] | Other financial liabilities, category [member] | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,896	2,005
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,162	1,263
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration and other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,094	1,069
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 68	$ 194